Note 10 - Subsequent Event (Details Textual)	May 01, 2026 USD ($)
EBP 16-0733425 003 [Member] | Subsequent Event [Member]
EBP, Form 5500 Caption, Transfers of Assets to (from) this Plan	$ 14,015,951